UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York           May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $697,893
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number              Name

1          028-13041                         H Partners, LP
2          028-14314                         H Offshore Fund, Ltd.
3          028-14309                         H Partners Phoenix SPV Fund, LP

                                                FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
BOYD GAMING CORP            COM           103304101    33,264    3,550,000 SH         DEFINED     1, 2      3,550,000   0      0
CF INDS HLDGS INC           COM           125269100    10,943       80,000 SH         DEFINED     1, 2         80,000   0      0
FOSTER WHEELER AG           COM           H27178104    29,156      775,000 SH         DEFINED     1, 2        775,000   0      0
GRACE W R & CO DEL NEW      COM           38388F108    48,050    1,254,900 SH         DEFINED     1, 2      1,254,900   0      0
LEAP WIRELESS INTL INC      COM NEW       521863308    58,088    3,750,000 SH         DEFINED     1, 2      3,750,000   0      0
NASDAQ OMX GROUP INC        COM           631103108    18,734      725,000 SH         DEFINED     1, 2        725,000   0      0
PULTE GROUP INC             COM           745867101     8,510    1,150,000 SH         DEFINED     1, 2      1,150,000   0      0
SEALY CORP                  COM           812139301    11,988    4,719,700 SH         DEFINED     1, 2      4,719,700   0      0
SIX FLAGS ENTMT CORP NEW    COM           83001A102   479,160    6,654,999 SH         DEFINED     1, 2, 3   6,654,999   0      0

                                                      697,893

SK 26251 0001 1189226